SHARE CAPITAL AND OTHER RESERVES - Information about share options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	2,946,666	3,621,666	3,463,333	1,093,333
Share options outstanding, Weighted average years to expiry	3 years 21 days
Share options exercisable, Number of share options exercisable | shares	2,834,166
Share options exercisable, Weighted average exercise price	$ 1
Total share-based compensation expense | $	$ 262,500	$ 1,030,742	$ 515,133
Total share-based compensation expense, expensed in the statement of loss | $	234,291	911,261	481,394
Total share-based compensation expense, capitalized to E&E assets | $	28,209	123,007	68,062
Warrants Issued - Consultants
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $		3,526	34,323
Share options
Information about share options outstanding and exercisable
Total share-based compensation expense, expensed in the statement of loss | $	$ 234,291	$ 907,735	$ 447,071
Exercise price range $0.51 - $1.00
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	2,530,002
Share options outstanding, Weighted average years to expiry	2 years 9 months 3 days
Share options exercisable, Number of share options exercisable | shares	2,417,502
Share options exercisable, Weighted average exercise price	$ 0.8
Exercise price range $0.51 - $1.00 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	0.51
Exercise price range $0.51 - $1.00 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 1
Exercise price range $2.01 - $2.50
Information about share options outstanding and exercisable
Share options outstanding, Number of share options outstanding | shares	416,664
Share options outstanding, Weighted average years to expiry	4 years 11 months 1 day
Share options exercisable, Number of share options exercisable | shares	416,664
Share options exercisable, Weighted average exercise price	$ 2.19
Exercise price range $2.01 - $2.50 | Minimum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	2.01
Exercise price range $2.01 - $2.50 | Maximum
Information about share options outstanding and exercisable
Share options outstanding, Exercise prices	$ 2.5